Inventories	6 Months Ended
Jun. 30, 2020
Inventories
Inventories

10.  Inventories

	June 30, 2020	December 31, 2019
Finished products	2,680	2,604
Work in progress	636	767
Consumable inventory	742	903
Total	4,058	4,274

	Three-month period ended June 30,		Six-month period ended June 30,
	2020	2019	2020	2019
Reversal (provision) for net realizable value	23	(36)	(39)	(54)

Finished and work in progress products inventories by segments are presented in note 4(b).